RELATED PARTY TRANSACTIONS (Summary of Group Transaction with Related Parties (Details)	1 Months Ended
	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2012
Vimicro China [Member]
RELATED PARTY TRANSACTION [Line Items]
Ownership interest percentage		100.00%
Vimicro Wuxi [Member]
RELATED PARTY TRANSACTION [Line Items]
Percentage of equity interest disposed	0.10%
Vimicro Qingdao [Member]
RELATED PARTY TRANSACTION [Line Items]
Beneficially held equity interest		18.00%
Zhongtianxin [Member]
RELATED PARTY TRANSACTION [Line Items]
Ownership interest percentage		51.00%
Visiondigi [Member]
RELATED PARTY TRANSACTION [Line Items]
Beneficially held equity interest		12.03%
Vimicro Wuxi [Member] | Vimicro China [Member]
RELATED PARTY TRANSACTION [Line Items]
Beneficially held equity interest			0.10%